Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BFLD 2021-FPM Mortgage Trust , Commercial Mortgage Pass-Through Certificates, Series 2021-FPM securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

·	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
·	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
·	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
·	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

·	The interpretation of Transaction documents included in connection with our procedures;
·	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
·	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

·	The phrase “Cut-off Date” refers to the date of June 9, 2021.

·	The phrase "LIBOR Assumption" refers to the rate of 0.1000%.

·	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 1, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-FPM Accounting Tape.xlsx (provided on June 1, 2021).
·	The phrase “Specified Attributes” refers to the fields in the Final Data File.

·	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

·	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

·	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

·	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

·	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

·	The phrase “Appraisal Report” refers to a signed appraisal document.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

·	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
·	The phrase “Engineering Report” refers to a signed property condition assessment document.
·	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
·	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the transaction.
·	The phrase “Ground Lease” refers to the signed ground lease agreement.
·	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
·	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
·	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
·	The phrase “Management Agreement” refers to a signed management agreement.
·	The phrase “Seismic Report” refers to a signed seismic assessment document.
·	The phrase “Title Policy” refers to a signed title policy.
·	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From May 5, 2021 through June 1, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

·	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
·	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
·	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

·	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
·	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 1, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
1	Loan #	None - Company Provided	None
2	% of Initial Pooled Balance	Recalculation	None
3	Loan/Property Flag	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Originator	Loan Agreement	None
6	Seller	None - Company Provided	None
7	Street Address	Appraisal Report	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Number of Properties	Appraisal Report	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report	None
16	Total Square Feet	Underwriting File	None
17	Collateral Square Feet	Underwriting File	None
18	Occupancy (%)	Underwriting File	None
19	Occupancy Date	Underwriting File	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Balance ($)	Recalculation	None
22	Mortgage Loan Cut-off Balance / Square Foot ($)	Recalculation	None
23	Mortgage Loan Maturity Balance ($)	Recalculation	None
24	Mortgage Loan Margin %	Loan Agreement	None
25	Assumed LIBOR	None - Company Provided	None
26	Mortgage Loan LIBOR Floor %	Loan Agreement	None
27	LIBOR Cap Strike Price %	Interest Rate Cap Agreement	None
28	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
29	Mortgage Loan Index	Loan Agreement	None
30	Floating Rate Change Frequency	Loan Agreement	None
31	Interest Rate Cap Provider	Interest Rate Cap Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
32	Mortgage Loan Rate %	Recalculation	None
33	Mortgage Loan Interest Rate (at LIBOR Cap)	Recalculation	None
34	Mortgage Loan Admin. Fee %	Fee Schedule	None
35	Net Mortgage Loan Rate %	Recalculation	None
36	Mortgage Accrual Type	Loan Agreement	None
37	Amortization Type	Loan Agreement	None
38	Note Date	Loan Agreement	None
39	First Payment Date	Loan Agreement	None
40	Initial Original Term	Recalculation	None
41	Initial Remaining Term	Recalculation	None
42	Initial Maturity Date	Loan Agreement	None
43	Seasoning	Recalculation	None
44	Extension Options	Loan Agreement	None
45	Extension Spread Increase Description	Loan Agreement	None
46	First Extension Fee	Loan Agreement	None
47	Second Extension Fee	Loan Agreement	None
48	Third Extension Fee	Loan Agreement	None
49	Fourth Extension Fee	Loan Agreement	None
50	Fifth Extension Fee	Loan Agreement	None
51	Exit Fee	Loan Agreement	None
52	LIBOR Cap After Extension	Loan Agreement	None
53	Fully Extended Original Term	Recalculation	None
54	Fully Extended Remaining Term	Recalculation	None
55	Fully Extended Maturity Date	Loan Agreement	None
56	Payment Due Date	Loan Agreement	None
57	Grace Period (Late Payment)	Loan Agreement	None
58	Grace Period (Default)	Loan Agreement	None
59	Interest Accrual Start	Loan Agreement	None
60	Interest Accrual End	Loan Agreement	None
61	LIBOR Rounding Methodology	Loan Agreement	None
62	LIBOR Lookback Days	Loan Agreement	None
63	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
64	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
65	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
66	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
67	Prepayment Provision (Payments)	Loan Agreement	None
68	Prepayment Provision Comments	Loan Agreement	None
69	Partial Release Allowed?	Loan Agreement	None
70	Partial Release Description	Loan Agreement	None
71	As-Is Appraised Value ($)	Appraisal Report	None
72	As-Is Appraised Value ($) Per Square Foot	Recalculation	None
73	As-Stabilized Appraised Value ($)	Appraisal Report	None
74	As-Stabilized Appraised Value ($) Per Square Foot	Recalculation	None
75	As-Is Appraisal Date	Appraisal Report	None
76	As-Stabilized Appraisal Date	Appraisal Report	None
77	Environmental Report Date	Environmental Report	None
78	Engineering Report Date	Engineering Report	None
79	As-Is Mortgage Loan Cutoff Date LTV %	Recalculation	0.1%
80	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	0.1%
81	As-Stabilized Mortgage Loan Cutoff Date LTV %	Recalculation	0.1%
82	As-Stabilized Mortgage Loan Maturity Date LTV %	Recalculation	0.1%
83	2017 Revenues ($)	Underwriting File	$1.00
84	2017 Expenses ($)	Underwriting File	$1.00
85	2017 NOI ($)	Underwriting File	$1.00
86	2017 NCF ($)	Underwriting File	$1.00
87	2018 Revenues ($)	Underwriting File	$1.00
88	2018 Expenses ($)	Underwriting File	$1.00
89	2018 NOI ($)	Underwriting File	$1.00
90	2018 NCF ($)	Underwriting File	$1.00
91	2019 Revenues ($)	Underwriting File	$1.00
92	2019 Expenses ($)	Underwriting File	$1.00
93	2019 NOI ($)	Underwriting File	$1.00
94	2019 NCF ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
95	2020 Revenues ($)	Underwriting File	$1.00
96	2020 Expenses ($)	Underwriting File	$1.00
97	2020 NOI ($)	Underwriting File	$1.00
98	2020 NCF ($)	Underwriting File	$1.00
99	TTM As of Date	Underwriting File	None
100	TTM Revenues ($)	Underwriting File	$1.00
101	TTM Expenses ($)	Underwriting File	$1.00
102	TTM NOI ($)	Underwriting File	$1.00
103	TTM NCF ($)	Underwriting File	$1.00
104	UW (in place) Occupancy	Underwriting File	None
105	UW (in place) Revenues ($)	Underwriting File	$1.00
106	UW (in place) Total Expenses ($)	Underwriting File	$1.00
107	UW (in place) NOI ($)	Underwriting File	$1.00
108	UW (in place) Replacement Reserves ($)	Underwriting File	$1.00
109	UW (in place) TI/LC ($)	Underwriting File	$1.00
110	UW (in place) NCF ($)	Underwriting File	$1.00
111	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Recalculation	0.01x
112	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Recalculation	0.01x
113	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Recalculation	0.01x
114	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Recalculation	0.01x
115	Mortgage Loan UW (in place) NOI Debt Yield %	Recalculation	0.1%
116	Mortgage Loan UW (in place) NCF Debt Yield %	Recalculation	0.1%
117	Lien Position	Title Policy	None
118	Title Type	Title Policy	None
119	Ground Lease Expiration Date (Fully Extended)	Ground Lease	None
120	Annual Ground Rent	Ground Lease	None
121	PML %	Seismic Report	None
122	PML Report Date	Seismic Report	None
123	Upfront Capex Reserve ($)	Loan Agreement; Closing Statement	None
124	Upfront Engin. Reserve ($)	Loan Agreement; Closing Statement	None
125	Upfront TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
126	Upfront RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
127	Upfront Ins. Reserve ($)	Loan Agreement; Closing Statement	None
128	Upfront Other Reserve ($)	Loan Agreement; Closing Statement	None
129	Upfront Other Reserve Description	Loan Agreement	None
130	Monthly Capex Reserve ($)	Loan Agreement; Closing Statement	None
131	Monthly TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
132	Monthly RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
133	Monthly Ins. Reserve ($)	Loan Agreement; Closing Statement	None
134	Monthly Other Reserve ($)	Loan Agreement; Closing Statement	None
135	Monthly Other Reserve Description	Loan Agreement	None
136	Largest Tenant	Underwriting File	None
137	Largest Tenant Unit Size	Underwriting File	None
138	Largest Tenant Lease Expiration Date	Underwriting File	None
139	Second Largest Tenant	Underwriting File	None
140	Second Largest Tenant Unit Size	Underwriting File	None
141	Second Largest Tenant Lease Expiration Date	Underwriting File	None
142	Third Largest Tenant	Underwriting File	None
143	Third Largest Tenant Unit Size	Underwriting File	None
144	Third Largest Tenant Lease Expiration Date	Underwriting File	None
145	Fourth Largest Tenant	Underwriting File	None
146	Fourth Largest Unit Size	Underwriting File	None
147	Fourth Largest Tenant Lease Expiration Date	Underwriting File	None
148	Fifth Largest Tenant	Underwriting File	None
149	Fifth Largest Tenant Unit Size	Underwriting File	None
150	Fifth Largest Tenant Lease Expiration Date	Underwriting File	None
151	Loan Purpose	Closing Statement	None
152	Borrower Name	Loan Agreement	None
153	Single Purpose Borrower (Y/N)	Loan Agreement	None
154	Principal / Sponsor	Loan Agreement	None
155	Carveout Guarantor	Guaranty Agreement	None
156	Property Manager	Management Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BFLD 2021-FPM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
157	Lockbox (Y/N)	Loan Agreement	None
158	Lockbox Type	Loan Agreement	None
159	Cash Management	Loan Agreement	None
160	Assumption Frequency	Loan Agreement	None
161	Assumption Fee	Loan Agreement	None
162	Future Debt Permitted (Y/N)	Loan Agreement	None
163	Future Debt Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BFLD 2021-FPM	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
21	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	Mortgage Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Collateral Square Feet.
23	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Original Balance ($).
32	Mortgage Loan Rate %	Sum of (i) Mortgage Loan Margin % and (ii) Assumed LIBOR.
33	Mortgage Loan Interest Rate (at LIBOR Cap)	Sum of (i) Mortgage Loan Margin % and (ii) LIBOR Cap Strike Price %.
35	Net Mortgage Loan Rate %	Difference between(i) Mortgage Loan Rate % and (ii) Mortgage Loan Admin. Fee %.
40	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
41	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
43	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
53	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
54	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
63	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
64	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) Mortgage Loan Rate % and (iii) Mortgage Accrual Type.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BFLD 2021-FPM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
65	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
66	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) product of (A) sum of (1) Mortgage Loan Margin % and (2) LIBOR Cap Strike Price % and (B) Mortgage Loan Cut-off Balance ($) and (ii) Mortgage Accrual Type.
72	As-Is Appraised Value ($) Per Square Foot	Quotient of (i) As-Is Appraised Value ($) and (ii) Collateral Square Feet.
74	As-Stabilized Appraised Value ($) Per Square Foot	Quotient of (i) As-Stabilized Appraised Value ($) and (ii) Collateral Square Feet.
79	As-Is Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
80	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
81	As-Stabilized Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Stabilized Appraised Value ($).
82	As-Stabilized Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Stabilized Appraised Value ($).
111	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
112	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
113	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
114	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
115	Mortgage Loan UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
116	Mortgage Loan UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13